Taxes Schedule of Tax Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Reconciliation of Unrecognized Tax Benefits
Unrecognized tax benefits, beginning of year	$ 607	$ 838	$ 763
Increases related to prior year tax positions	388	164	7
Decreases related to prior year tax positions	(32)	(446)	(17)
Increases related to current year tax positions	145	119	174
Settlements during the period	(46)	(25)	(89)
Lapse in statutes of limitations	(12)	(43)	0
Unrecognized tax benefits, end of year	$ 1,100	$ 607	$ 838